Income tax (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of income tax expense recognized in the consolidated and combined carve-out statements of income are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2016	2015	2014
Total current tax (benefit) expense	$2,553	136	$505
Deferred tax (benefit) expense for
Change in temporary differences	3,864	4,388	1,878
Tax loss and tax credit carried forward	2,016	(153)	(3,390)
Change in valuation allowance	(4,561)	(4,058)	1,488
Total deferred tax (benefit) expense	1,319	177	(24)
Total income tax (benefit) expense	$3,872	313	$481

Deferred tax (benefit) expense recognized in the consolidated and combined carve-out statements of comprehensive income as a component of other comprehensive income (“OCI”) are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2016	2015	2014
Cash flow hedge derivative instruments	$378	395	$(2,374)
Valuation allowance	—	—	390
Deferred tax (benefit) expense recognized in OCI	$378	395	$(1,984)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation of the income before tax at the statutory rate in the Marshall Islands to the actual income tax expense for each year is as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2016	2015	2014
Income before tax	$45,249	41,592	$1,795
At applicable statutory tax rate
Amount computed at corporate tax of 0%	—	—	—
Foreign tax rate differences	3,258	3,960	(1,429)
Permanent differences:
Non deductible interest expense	5,243	—	—
Non deductible withholding tax	782	777	905
Tax exemptions	(28)	(27)	(29)
Non deductible other financial items	214	580	286
Non deductible (taxable) foreign exchange gain (loss)	4	32	61
Other non deductible costs	(35)	102	198
Tax credits	(1,005)	(1,053)	(999)
Adjustment for valuation allowance	(4,561)	(4,058)	1,488
Tax expense (benefit) for year	$3,872	313	$481

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income tax assets (liabilities) are summarized as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2016	2015
Deferred tax assets:
Direct financing lease	$—	$2,129
Accrued liabilities and other payables	369	279
Derivative instruments	1,601	1,979
Other equipment	13	11
Tax credits carried forward	1,504	1,243
Tax loss carryforward	40	2,317
Valuation allowance	(40)	(4,602)

Deferred tax liabilities:
Deferred debt issuance cost	—	(87)
Accrued interest income	(3,060)	(2,337)
Accrued liabilities and other payables	(4)	—
Direct financing lease	(1,188)	—
Deferred tax assets (liabilities), net	$(765)	$932